BALANCE SHEET (USD $)	Mar. 31, 2014	Dec. 31, 2013
ASSETS
Cash and cash equivalents	$ 290	$ 478
Prepaid expenses	30,623	34,998
Other assets	3,000	3,000
Total current assets	33,913	38,476
Gaming equipment, net	369,966
Mining Properties	360,000	360,000
Total Assets	763,879	398,476
Liabilities:
Accounts payable	110,375	106,316
Due to related parties	525,984	510,962
Accrued compensation		6,045,973
Total current liabilities (all current)	636,359	6,663,251
Notes payable		3,000
Total liabilities	636,359	6,666,251
Stockholders' deficit:
Preferred stock, 5,000,000 shares authorized
Common stock, par value $0.0001, 1,000,000,000 shares authorized, 107,567,223 and 39,828,881 shares issued and outstanding at March 31, 2014 and December 31, 2013, respectively	10,757	3,983
Additional paid in capital	19,502,337	12,201,959
Accumulated deficit	(19,385,574)	(18,473,717)
Total stockholders' deficit	127,520	(6,267,775)
Total Liabilities and Stockholders' Equity (Deficit)	$ 763,879	$ 398,476